Loans Receivable and Allowance for Loan Losses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment	$ 0
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Average Recorded Investment	1,220,000	1,232,000	$ 0
Impaired Financing Receivable, Interest Income, Cash Basis Method	67,000	56,000	0
Foreclosed Real Estate Expense	172,000	1,164,000
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	1,055,000	1,444,000
Real Estate Acquired Through Foreclosure	1,115,000	1,661,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,319,000	1,247,000
Annual Loan Review threshold, amount	1,500,000
Loans and Leases Receivable, Gross	850,302,000	764,335,000
Charge Offs	989,000	1,220,000
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield, Period Increase (Decrease)	86,100,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	818,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	98,000	163,000
Allowance for Loan and Lease Losses, Real Estate	$ 8,452,000	$ 7,634,000
Historical loss factor	0.26%	0.41%
Servicing Asset at Amortized Cost	$ 26,800,000	$ 29,000,000
Mortgage loans originated for sale	752,000	0
Customer Concentration Risk [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge Offs	0	762,000
Commercial Rentals [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 71,800,000
Concentration Risk, Percentage	68.90%
Hospitality Lodging Industry [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 59,700,000
Concentration Risk, Percentage	57.30%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Average Recorded Investment		23,000
Impaired Financing Receivable, Interest Income, Cash Basis Method
Real Estate Acquired Through Foreclosure	$ 36,000
Number Of Properties Under Foreclosure Proceedings | loan	3
Mortgage Loans in Process of Foreclosure, Amount	$ 298,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		23,000
Loans and Leases Receivable, Gross	235,523,000	235,759,000
Charge Offs	197,000	83,000
Proceeds from Sale of Mortgage Loans Held-for-sale	767,000,000	0
Gross Realized Gains on Loans	15,000	0
Gross Realized Losses on Loans	0	0
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Average Recorded Investment	1,220,000	1,209,000	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	67,000	56,000	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,319,000	1,224,000
Loans and Leases Receivable, Gross	374,790,000	342,934,000
Charge Offs	283,000	902,000
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield, Period Increase (Decrease)		22,747,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)		642,000
Allowance for Loan and Lease Losses, Real Estate		$ 5,265,000	$ 4,623,000
Historical loss factor		0.74%	0.80%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,100,000	$ 1,100,000
Impaired Financing Receivable, Related Allowance	$ 0	$ 0
New Loans Identified as Troubled Debt Restructurings, Number of Loans | loan	0	0
Mortgage Loans on Real Estate, Number of Foreclosures | loan	1	1
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Foreclosure		$ 23,000	$ 322,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	55,000
Impaired Loans Requiring Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Impaired Loans Not Requiring Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,319,000	1,247,000
Charge Offs	$ 428,000	$ 277,000